Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of Aggregate Future Payments Under the Runway Loan and Security Agreement (Including Interest Payments)

As of December 31, 2019 and 2020, the aggregate future payments under the Runway Loan and Security Agreement (including interest payments) are as follows (in thousands):

	December 31, 2019	December 31, 2020
2021	$10,000	$7,000
Thereafter	—	—

Total	10,000	7,000
Less: unamortized debt discount and issuance costs	(418)	(195)
Accrued interest	147	325

Total debt	9,729	7,130
Classified as current	—	(7,130)

Long-term debt	$9,729	$—